Business Combination - Additional Information (Details) - Southern Airways Corporation - USD ($) $ in Thousands		12 Months Ended
	Apr. 01, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 805	$ 805
Air Choice One
Business Acquisition [Line Items]
Percentage of voting equity interests acquired	100.00%
Payments to acquire	$ 4,100
Amount of liabilities assumed at the acquisition date	500
Goodwill	800	800	$ 400
Business acquisition, goodwill, expected tax deductible amount	0
Business combination, provisional information, initial accounting incomplete, adjustment, deferred tax liabilities		400
Income tax benefiit on adjustment of business combination deferred tax liabilities		$ 400
Aircrafts | Air Choice One
Business Acquisition [Line Items]
Amount of assets acquired at the acquisition date	3,100
Spare Aircraft Engine | Air Choice One
Business Acquisition [Line Items]
Amount of assets acquired at the acquisition date	200
Spare Parts Inventory | Air Choice One
Business Acquisition [Line Items]
Amount of assets acquired at the acquisition date	$ 500